LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of right-of-use assets

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2024	—	346	346
Depreciation charge	—	(346)	(346)
Foreign currency translation difference	—	—	—
	—	—	—
As of December 31, 2024 and 2025	—	—	—

Schedule of lease liabilities

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2024	—	360	360
Addition	—	—	—
Accretion of interest recognized during the year	—	6	6
Payments	—	(366)	(366)

As of December 31, 2024 and 2025	—	—	—

Schedule of lease-related expenses

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Depreciation expense of right-of-use assets	1,050	346	—	—
Interest on lease liabilities	99	6	—	—
Expense relating to short-term leases	323	371	690	99

Total amounts recognized in profit or loss	1,472	723	690	99